FAIR-VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments (including available-for-sale debt securities measured at fair value of RMB19,351 and RMB34,316 as of December 31, 2021 and 2022, respectively)	¥ 34,316	$ 4,975	¥ 19,351
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	1,686,628	$ 244,538	1,552,591
Recurring Basis
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	187,548		159,468
Recurring Basis | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	110,078		65,393
Recurring Basis | Fair Value, Inputs, Level 1
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	4,413
Recurring Basis | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	37,044		94,075
Recurring Basis | Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	37,044
Recurring Basis | Significant Unobservable Inputs Level 3
Fair Value Assets Measured On Recurring Basis [Line Items]
Available-for-sale investments	146,091		65,393
Recurring Basis | Significant Unobservable Inputs Level 3 | Redeemable Preferred Shares
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	73,034		65,393
Recurring Basis | Convertible Bond
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments (including available-for-sale debt securities measured at fair value of RMB19,351 and RMB34,316 as of December 31, 2021 and 2022, respectively)	34,316		19,351
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	38,741		43,055
Recurring Basis | Convertible Bond | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments (including available-for-sale debt securities measured at fair value of RMB19,351 and RMB34,316 as of December 31, 2021 and 2022, respectively)			19,351
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)			43,055
Recurring Basis | Convertible Bond | Significant Unobservable Inputs Level 3
Fair Value Assets Measured On Recurring Basis [Line Items]
Short-term investments (including available-for-sale debt securities measured at fair value of RMB19,351 and RMB34,316 as of December 31, 2021 and 2022, respectively)	34,316
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	38,741
Recurring Basis | Equity securities without readily determinable fair value
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	4,413		31,669
Recurring Basis | Equity securities without readily determinable fair value | Fair Value, Inputs, Level 1
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)	¥ 4,413
Recurring Basis | Equity securities without readily determinable fair value | Significant Other Observable Inputs Level 2
Fair Value Assets Measured On Recurring Basis [Line Items]
Long-term investments (including available-for-sale debt securities measured at fair value of RMB108,448 and RMB148,819 as of December 31, 2021 and 2022, respectively)			¥ 31,669